FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2025
FINANCIAL ASSETS.
FINANCIAL ASSETS

22.FINANCIAL ASSETS

In August 2025, outstanding receivables of €7,833 thousand against Christian Schmid and Schmid Verwaltungs GmbH were settled through the transfer of shares in Group14 Technologies Inc, a company that develops and manufactures silicon‑carbon anode technology for lithium‑ion batteries used in electric vehicles, consumer electronics, and energy storage. Group14 Technologies Inc is a private company. The Company used publicly available data to derive an assumption for the fair value of the shares as of December 31, 2025. The fair value of the shares transferred were €8,584 thousand and exceeded the value of the receivable by €751 thousand. Such difference was recorded as an increase to capital reserves in the consolidated statement of changes in equity. As of December 31, 2025 the fair value of the shares is €8,478 thousand.

Also included in financial assets is a derivative resulting from the XJ Harbour Set-off agreement amounting to €7,713 thousand. For more detailed information refer to note 29. Non-current and current financial liabilities.